Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Revenue	$ 2,230,794	$ 1,840,631	$ 1,529,869
Operating expenses:
Cost of revenue	879,051	748,184	624,514
Selling, general and administrative	828,158	680,989	534,043
Depreciation and amortization	202,145	158,737	118,243
Restructuring charges	9,272	13,458	16,829
Acquisition-related costs	1,901	23,428	4,147
Net periodic pension and postretirement expense	6,774	11,619	24,917
Other expense (income), net	(99)	6,012	(111)
Total operating expenses	1,927,202	1,642,427	1,322,582
Operating income	303,592	198,204	207,287
Interest income	988	1,271	999
Interest expense	(55,383)	(44,582)	(20,573)
Non-operating expense, net	(54,395)	(43,311)	(19,574)
Income from continuing operations before income taxes	249,197	154,893	187,713
Provision for income taxes	(54,648)	(23,059)	(29,564)
Income from continuing operations	194,549	131,834	158,149
Income (loss) from discontinued operations, net	0	(101)	19
Net income	$ 194,549	$ 131,733	$ 158,168
Basic earnings per share:
Income from continuing operations	$ 2.85	$ 1.98	$ 2.40
Income (loss) from discontinued operations, net	0.00	0.00	0.00
Net income	$ 2.85	$ 1.98	$ 2.40
Weighted average shares used in computing basic earnings per share	68,163	66,434	65,840
Diluted earnings per share:
Income from continuing operations	$ 2.81	$ 1.95	$ 2.37
Income (loss) from discontinued operations, net	0.00	0.00	0.00
Net income	$ 2.81	$ 1.95	$ 2.37
Weighted average shares used in computing diluted earnings per share	69,120	67,442	66,735